Leases - Operating Lease Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2023	$ 2,274
2024	2,086
2025	1,396
2026	521
2027 and thereafter	2,821
Total remaining lease payments	9,098
Less imputed interest	(609)
Present value of lease liability	8,489	$ 3,068	$ 1,415
Total non-current	6,426	2,083
Total current	$ 2,063	$ 985